Schedule of Profit Interest Unit Activity (Details) - Boost Run Holdings LLC [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Unvested balance	3,643
Weighted average unit participation threshold, Unvested balance	$ 1,000
Units, Granted		3,643
Weighted average unit participation threshold, Granted		$ 1,000
Units, Vested
Weighted average unit participation threshold, Vested
Units, Forfeited
Weighted average unit participation threshold, Forfeitures
Units, Unvested balance		3,643
Weighted average unit participation threshold, Unvested balance		$ 1,000
Units, Vested balance
Weighted average unit participation threshold, Vested balance
Units, Vested
Profit Interest Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Unvested balance	3,643
Units, Granted	506
Units, Vested	126
Units, Forfeited
Units, Unvested balance	4,023	3,643
Units, Vested balance	126
Units, Vested	(126)
Weighted Average Profit Interest Unit Participation Threshold [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average unit participation threshold, Unvested balance	$ 1,000
Weighted average unit participation threshold, Granted	4,418
Weighted average unit participation threshold, Vested	4,418
Weighted average unit participation threshold, Forfeitures
Weighted average unit participation threshold, Unvested balance	1,322	$ 1,000
Weighted average unit participation threshold, Vested balance	$ 4,418